Subsequent events (Details) - Subsequent Event [Member] ¥ in Millions, $ in Millions	Aug. 15, 2016 USD ($)	Aug. 01, 2016 USD ($)	Jul. 13, 2016 USD ($)	Jul. 13, 2016 CNY (¥)	Aug. 15, 2016 CNY (¥)
Subsequent Event [Line Items]
Payments to acquire land		$ 66.0
Corporate bonds due on August 15, 2019 at 7.5% [Member]
Subsequent Event [Line Items]
Debt instrument, aggregate principal amount	$ 226.0
Debt issuance date	Aug. 15, 2016
Maturity date	Aug. 15, 2019
Interest rate	7.50%				7.50%
CNY [Member] | Corporate bonds due on August 15, 2019 at 7.5% [Member]
Subsequent Event [Line Items]
Debt instrument, aggregate principal amount | ¥					¥ 1,500.0
Henan Xinyuan Guangsheng Real Estate Co., Ltd. [Member]
Subsequent Event [Line Items]
Payments to acquire land			$ 53.9
Henan Xinyuan Guangsheng Real Estate Co., Ltd. [Member] | CNY [Member]
Subsequent Event [Line Items]
Payments to acquire land | ¥				¥ 357.1